SHARE-BASED COMPENSATION - Summary of SAR activity (Details) - Share appreciation rights - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	674	533
Grants (in shares)	285	304
Exercises (in shares)	(203)	(36)
Forfeited (in shares)	(160)	(127)
Expired (in shares)	(3)	0
Number of units, end of period (in shares)	593	674